Stockholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Mar. 31, 2021 $ / shares shares	Mar. 16, 2021 USD ($) shares	Dec. 02, 2020 USD ($) vote shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) vote shares	Dec. 31, 2019 USD ($) shares	Feb. 26, 2021 shares	Feb. 03, 2021 $ / shares shares	Dec. 03, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares
Class of Stock [Line Items]
Common stock, shares issued (in shares)										323,936,240
Common stock, shares outstanding (in shares)										323,936,240
Proceeds from warrant exercises | $				$ 153,927	$ 0
Compensation expense | $				$ 1,837	$ 1,129	$ 8,711	$ 2,702
Treasury stock, shares outstanding (in shares)						0	4,958,471
Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)	0			0		13,333,309			13,333,309
Stock price of warrants (in dollars per share) | $ / shares									$ 11.50
Warrants exercised (in shares)		13,128,671
Remaining warrants redeemed (in shares)	204,638
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01
Private Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)	3,077,021			3,077,021		6,666,666
Warrants exercised (in shares)		3,589,645
Private And Public Warrants
Class of Stock [Line Items]
Proceeds from warrant exercises | $		$ 153,900
Founders Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)						0	26,206,837					26,206,837
Conversion ratio												1
Chief Executive Officer | Gores Metropoulos
Class of Stock [Line Items]
Compensation expense | $			$ 3,000
Chief Executive Officer | Gores Metropoulos | Founders Convertible Preferred Stock
Class of Stock [Line Items]
Shares converted (in shares)			22,935,412
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	715,000,000			715,000,000		715,000,000	283,523,459	85,949,156
Common stock, shares issued (in shares)	234,575,992			234,575,992		218,818,037	139,635,890			218,818,037
Common stock, shares outstanding (in shares)	234,575,992			234,575,992		218,818,037	134,677,419			218,818,037
Conversion of warrants into securities (in shares)			4,089,280
Common stock, votes per share | vote						1
Class A Common Stock | Public Warrants
Class of Stock [Line Items]
Conversion of warrants into securities (in shares)									13,333,309
Class A Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	234,575,992			234,575,992	139,635,890	218,818,037	139,635,890				134,337,450
Class A Common Stock | Chief Executive Officer | Gores Metropoulos
Class of Stock [Line Items]
Common stock, votes per share | vote			1
Class A Common Stock | Chief Executive Officer | Gores Metropoulos | Common Stock
Class of Stock [Line Items]
Shares converted (in shares)			82,182,791
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	121,000,000			121,000,000		121,000,000	0
Common stock, shares issued (in shares)	105,118,203			105,118,203		105,118,203	0			105,118,203
Common stock, shares outstanding (in shares)	105,118,203			105,118,203		105,118,203	0			105,118,203
Common stock, votes per share | vote						10
Class B Common Stock | Common Stock
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)	105,118,203			105,118,203	0	105,118,203	0				0
Class B Common Stock | Chief Executive Officer | Gores Metropoulos
Class of Stock [Line Items]
Common stock, votes per share | vote			10